Average Annual Total Returns - Xtrackers MSCI EAFE ESG Leaders Equity ETF	Xtrackers MSCI EAFE ESG Leaders Equity ETF before tax Inception Date	Xtrackers MSCI EAFE ESG Leaders Equity ETF before tax 1 Year	Xtrackers MSCI EAFE ESG Leaders Equity ETF before tax Since Inception	Xtrackers MSCI EAFE ESG Leaders Equity ETF After tax on distributions 1 Year	Xtrackers MSCI EAFE ESG Leaders Equity ETF After tax on distributions Since Inception	Xtrackers MSCI EAFE ESG Leaders Equity ETF After tax on distributions and sale of fund shares 1 Year	Xtrackers MSCI EAFE ESG Leaders Equity ETF After tax on distributions and sale of fund shares Since Inception	MSCI EAFE ESG Leaders Index 1 Year	MSCI EAFE ESG Leaders Index Since Inception	MSCI EAFE Index 1 Year	MSCI EAFE Index Since Inception
Total	Sep. 06, 2018	23.87%	8.46%	23.10%	7.78%	14.82%	6.48%	23.88%	8.44%	22.01%	7.32%